Management of financial risks and fair value (Details) € in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€) loan	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Cash, cash equivalents and short-term investments | €	€ 80,770	€ 92,456	€ 101,485
Percentage of revenue denominated in US dollars	52.00%	29.00%	92.00%
Percentage of payments in US dollars	35.00%	43.00%	50.00%
State guaranteed loans
Disclosure of detailed information about financial instruments [line items]
Borrowing, number of loan agreement | loan	2